OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES	NOTE 18. OTHER CURRENT LIABILITIES Other current liabilities consist of the following:

	December 31
(in US$ thousands)	2014	2015
Income taxes payable	$1,542	$1,252
Other	176	271

	$1,718	$1,523